Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2022
Prospectus Date	rr_ProspectusDate	Apr. 26, 2022
CP High Yield Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CP High Yield Trend ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities included in the Index. The rules-based index is comprised of constituents that are a blend of allocations to two asset classes: U.S. high yield corporate bond exchange-traded funds (“ETFs”) and U.S. 3-7 year Treasury ETFs. The Index also includes a stop loss mechanism on the U.S. 3-7 year Treasuries that allows the Index to invest in U.S. T-bill ETFs.

The Adviser sponsors and creates the Index using an active trading strategy and Solactive, A.G. (the “Index Provider”), who has contracted with the Adviser, calculates and publishes the Index. The Index’s constituents are weighted using two quantitative models to determine allocations to U.S. high yield corporate bond ETFs and U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs when the Index is rebalanced, which can occur daily. The Index is composed of U.S. high yield corporate bond ETFs of any maturity or duration in 20% increments with the remainder in U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CP High Yield Trend ETF

HYTR

(the “Fund”)

a series of Northern Lights Fund Trust III

Supplement dated December 22, 2022
to the Prospectus and Summary Prospectus dated April 26, 2022

______________________________________________________________________

Effective January 1, 2023, the CP High Yield Trend Index (the “Index”) will include U.S. T-bill ETFs. The investment objective and principal risks of the Fund will not change.

Accordingly, the following information replaces the first and second paragraphs in the section entitled “Principal Investment Strategies” of the Summary Prospectus and on page 1 of the Prospectus:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities included in the Index. The rules-based index is comprised of constituents that are a blend of allocations to two asset classes: U.S. high yield corporate bond exchange-traded funds (“ETFs”) and U.S. 3-7 year Treasury ETFs. The Index also includes a stop loss mechanism on the U.S. 3-7 year Treasuries that allows the Index to invest in U.S. T-bill ETFs.

The Adviser sponsors and creates the Index using an active trading strategy and Solactive, A.G. (the “Index Provider”), who has contracted with the Adviser, calculates and publishes the Index. The Index’s constituents are weighted using two quantitative models to determine allocations to U.S. high yield corporate bond ETFs and U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs when the Index is rebalanced, which can occur daily. The Index is composed of U.S. high yield corporate bond ETFs of any maturity or duration in 20% increments with the remainder in U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs.

_________________________________

The following information replaces the first and second paragraphs in the section entitled “Principal Investment Strategies” on page 5 of the Prospectus:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the Index. The rules-based index is comprised of constituents that are a blend of allocations to U.S. high yield corporate bond exchange-traded funds (“ETFs”) and U.S. 3-7 year Treasury ETFs. The Index also includes a stop loss mechanism on the U.S. 3-7 year Treasuries that allows the Index to invest in U.S. T-bill ETFs. The Index seeks to provide improved risk-adjusted exposure to the U.S. high yield corporate bond market while reducing risk in times of market turbulence. It uses a blend of trend-following and historic momentum methodologies with a wide range of parameters to reduce model risk. This process seeks to provide a robust method of allocating to U.S. high yield corporate ETFs while attempting to reduce unnecessary portfolio turnover.

The Adviser sponsors and creates the Index using an active trading strategy and Solactive, A.G. (the “Index Provider”), who has contracted with the adviser, calculates and publishes the Index. The Index’s components are weighted using two quantitative models to determine allocations to U.S. high yield corporate bond ETFs and U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs when the Index is rebalanced, which can occur daily. The Index is composed, in 20% increments (e.g., 0%, 20%, 40%, 60%, 80% or 100%), of U.S. high yield corporate bond ETFs of any maturity or duration with the remainder in U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs.

_________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus dated April 26, 2022. This Supplement provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Fund toll-free at 1-844-509-2775.

Please retain this Supplement for future reference.